Long-Term Debt:	12 Months Ended
Dec. 31, 2019
Debt Disclosure
Long-Term Debt:

5. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

		Year Ended December 31,
Debt instruments	Borrowers-Issuers	2019	2018

$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	663,000	—
$480 Million Term Loan B	Arctic LNG and Dynagas Finance LLC	—	472,800
$250 Million 2019 Notes	Dynagas Partners and Dynagas Finance	—	250,000
Total debt		$663,000	$722,800
Less deferred financing fees		(9,846)	(9,984)
Total debt, net of deferred finance costs		$653,154	$712,816
Less current portion, net of deferred financing fees		$(45,482)	$(251,754)

Long-term debt, net of current portion and deferred financing fees		$607,672	$461,062

$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility)

On September 18, 2019, Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited and Solana Holding Ltd., wholly owned by the Partnership, as co-borrowers, entered into a syndicated $675.0 million senior secured term loan, the $675 Million Credit Facility, with leading international banks. On September 25, 2019, the amount of $675.0 million was drawn under the $675 Million Credit Facility and the Partnership repaid in full the indebtedness outstanding under the $480 Million Senior Secured Term Loan Facility of $470.4 million; and on October 30, 2019, the remaining amount of $204.6 million plus cash on hand was used to repay the $250 Million Senior Unsecured Notes due 2019.

The $675 Million Credit Facility bears interest at U.S. LIBOR plus 3.00% margin and is secured by, among other things, first priority mortgages on the six LNG vessels in the Partnership's fleet. The $675 Million Credit Facility is repayable over five years in 20 consecutive quarterly payments plus a balloon payment in the fifth year.

The $675 Million Credit Facility contains financial covenants that require the Partnership to:

  meet a specified minimum ratio of Cash and Cash Equivalents to Total Liabilities;
  meet a specified maximum ratio of Total Liabilities to the Market Value Adjusted Total Assets; and
  maintain a minimum liquidity of $50.0 million in a restricted Cash Collateral Account.

The $675 Million Credit Facility restricts the Partnership from declaring or making any distributions to its common unit-holders while borrowings are outstanding. Scheduled distributions to the preferred unit-holders under the existing Series A Preferred Units and Series B Preferred Units are not restricted provided there is no event of default while the $675 Million Credit Facility remains outstanding.

As of December 31, 2019, the Partnership was in compliance with all financial covenants prescribed in its $675 Million Credit Facility.

The annual principal payments for the Partnership’s outstanding $675 Million Credit Facility as at December 31, 2019, required to be made after the balance sheet date were as follows:

Year ending December 31,	Amount
2020	$48,000
2021	48,000
2022	48,000
2023	48,000
2024	471,000

Total long-term debt	$663,000

$480 Million Senior Secured Term Loan Facility (Term Loan B)

On May 18, 2017, Arctic LNG and Dynagas Finance LLC, wholly owned subsidiaries of the Partnership, as co-borrowers, entered into a $480.0 million senior secured term loan. The Term Loan B bore interest at LIBOR plus a margin and provided for a 0.25% quarterly amortization on the principal and a bullet payment at maturity in May 2023. On September 25, 2019, the then outstanding principal of $470.4 million of the Term Loan B was fully repaid from the proceeds of the Partnership’s new syndicated $675.0 million senior secured term loan facility.

$250 Million Senior Unsecured Notes due 2019 (2019 Notes)

On September 15, 2014, the Partnership completed the public offering of the 2019 Notes with the purpose of funding the majority of the purchase price related to the Yenisei River acquisition. The 2019 Notes bore interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year.  The 2019 Notes were fully repaid at their maturity on October 30, 2019, using cash on hand as well as a portion of the new $675 Million Credit Facility.

The weighted average interest rate on the Partnership’s long-term debt for the years ended December 31, 2019, 2018 and 2017, was 6.3%, 6.4% and 5.4%, respectively.

Total interest incurred on long-term debt for the years ended December 31, 2019, 2018 and 2017, amounted to $46,638, $46,884 and $39,775, respectively, and is included in Interest and finance costs (Note 11) in the accompanying consolidated statements of income.

Commitment fees incurred for the years ended December 31, 2019, 2018 and 2017, amounted to $791, nil and nil, respectively. Such fees are included in Interest and finance costs (Note 11) in the accompanying consolidated statements of income.